Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

Note 8:- Fair value measurement

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2024 and 2023:

	Fair value measurements
	December 31, 2024
	Level 1	Level 3	Total
Assets:
Financial assets measured at fair value through other comprehensive income	$20,923	$285	$21,208
Financial assets measured at fair value through profit or loss	1,757	4,690	6,447
Dividend preference derivative in TSG (1)	-	3,652	3,652
Assets in respect of business combinations	-	2,654	2,654

	$22,680	$11,281	$33,961

	Fair value measurements
	December 31, 2024
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$82,973	$82,973
Liabilities in respect of business combination	$17,942	$17,942

	$100,915	$100,915

	Fair value measurements
	December 31, 2023
	Level 1	Level 3	Total
Assets:
Financial assets measured at fair value through other comprehensive income	$19,450	$287	$19,737
Financial assets measured at fair value through profit or loss	-	4,620	4,620
Dividend preference derivative in TSG (1)	-	3,000	3,000
Assets in respect of business combinations	-	1,368	1,368

	$19,450	$9,275	$28,725

	Fair value measurements
	December 31, 2023
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$57,867	$57,867
Liabilities in respect of business combination	$10,576	$10,576

	$68,443	$68,443

(1)	The amount derived in respect of the dividend from TSG Ltd. is presented in accordance with the amount determined in the shareholders’ agreement prior to the company’s initial public offering held on August 1, 2024, as detailed in Note 9 below.

The Group believes that the carrying amount of cash, short-term deposits, trade receivables, trade payables, overdrafts and other current liabilities approximate their fair value due to the short-term maturities of these instruments.

Changes in financial assets and liabilities classified in Level 3:

	Financial assets measured at fair value	Financial Liabilities measured at fair value
Balance as of January 1, 2023:	$8,224	$102,823
Increase due to acquisitions	1,368	8,039
Fair value measured for the first time	-	1,594
Change in fair value measurements	(175)	(893)
Deduction of the contingent consideration	-	(39,837)
Other	(142)	(3,283)
Balance as of December 31, 2023	$9,275	$68,443
Increase due to acquisitions	$-	$37,678
Change in fair value measurements	1,995	4,122
Deduction of the contingent consideration	-	(17,276)
Other	11	7,948
Balance as of December 31, 2024	$11,281	$100,915